Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001383951
Registrant Name	Nomura America Finance, LLC
Registration File Number	333-273353-01
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A